WARRANTS AND DERIVATIVE WARRANT LIABILITY	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives and Fair Value [Text Block]
NOTE 10 – WARRANTS AND DERIVATIVE WARRANT LIABILITY

We account for common stock purchase warrants as either equity instruments or derivative liabilities depending on the specific terms of the warrant agreement. Warrants are accounted for as derivative liabilities if the warrants allow for cash settlement or provide for modification of the warrant exercise price in the event subsequent sales of common stock by the Company are at a lower price per share than the then-current warrant exercise price. We classify derivative warrant liabilities on the balance sheet at fair value, and changes in fair value during the periods presented in the statement of operations, which is revalued at each balance sheet date subsequent to the initial issuance of the warrant. At September 30, 2014, all outstanding liability-classified warrants were either exercised or had expired.

Transactions involving our equity-classified warrants are summarized as follows:

	Number of shares	Weighted-average exercise price	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)

Outstanding at December 31, 2013	10,216,597	$2.56
Granted	11,467,847	$0.95
Exercised	—	—
Forfeited	(1,786,516)	$2.85
Outstanding at September 30, 2014	19,897,928	$1.61	2.1	$17

Exercisable at September 30, 2014	19,897,928	$1.61	2.1	$17

During the nine months ended September 30, 2014, no warrants were exercised. During the nine months ended September 30, 2013, 325,670 warrants were exercised into an equivalent number of common shares for which we received approximately $404,000 in proceeds, and 1,000,000 warrants were exercised on a cashless basis into 537,722 common shares.

The following table summarizes outstanding common stock purchase warrants as of September 30, 2014:

	Number of shares	Weighted- average exercise price	Expiration
Equity–classified warrants
Issued to consultants	1,045,759	$2.22	May 2015 through August 2019
Issued pursuant to 2010 financings	1,022,943	$3.38	January 2015 through May 2015
Issued pursuant to 2011 financings	1,936,785	$3.24	January 2016 through April 2016
Issued pursuant to 2012 financings	296,366	$3.00	December 2017
Issued pursuant to 2013 financings	4,376,228	$1.97	December 2017 through August 2023
Issued pursuant to 2014 financings	11,219,847	$0.93	March 2015 through June 2019
	19,897,928

Equity-classified Warrants

During the nine months ended September 30, 2014, in connection with our registered offering, we issued an aggregate of 10,736,722 common stock purchase warrants, including 10,409,905 issued to investors and 326,817 issued to the placement agents. The warrants were issued with exercise prices between $0.85 and $1.15 per share. Additionally, we also issued 483,125 common stock purchase warrants to investors in our June 2014 private offering. The warrants have an exercise price of $1.15 per share.

During the nine months ended September 30, 2014, we also issued warrants to consultants to purchase 248,000 shares of common stock as compensation for business and advisory services. The common stock purchase warrants have exercise prices of between $1.15 and $3.00 per share, are immediately exercisable and expire on the five year anniversary of the date of issuance. The per share weighted-average fair value of the warrants granted to consultants during 2014 was estimated at $0.36 per share on the date of grant. During the nine months ended September 30, 2013, no warrants were issued to consultants. Total stock-based compensation expense of approximately $90,000 and $2,000 was recognized for warrants and included in the statement of operations for the nine months ended September 30, 2014 and 2013, respectively.

During the nine months ended September 30, 2013, in connection with the offering of our securities, we issued an aggregate of 776,204 common stock purchase warrants, including: 686,420 pursuant to closings in January 2013 and March 2013; 18,410 to the placement agent; and 71,374 additional warrants issued to investors that participated in the December 2012 closing. All warrants were issued with an exercise price of $3.00 per share. In connection with our August 2013 Offering, the Company issued an aggregate of 3,600,024 common stock purchase warrants, including: 3,333,356 issued to investors, and 266,668 to the placement agents. All warrants were issued with an exercise price of $ 1.75 per share.

Liability-classified Warrants

We have assessed our outstanding equity-linked financial instruments and have concluded that certain of our warrants are subject to derivative accounting as a result of certain non-standard anti-dilution provisions contained in the warrants. The fair value of these warrants is classified as a liability in our financial statements with the change in fair value during the periods presented, recorded in the statement of operations. At September 30, 2014, all outstanding liability-classified warrants were either exercised or had expired.

We did not record a gain or loss during the three or nine months ended September 30, 2014, as the outstanding liability-classified warrants were either exercised or had expired. We recorded a gain of $0.3 million and $1.1 million during the three and nine months ended September 30, 2013, respectively, related to the change in fair value of the warrant derivative liability during that period.

NOTE 11 – WARRANTS AND DERIVATIVE WARRANT LIABILITY

We account for common stock warrants as either equity instruments or derivative liabilities depending on the specific terms of the warrant agreement.  Common stock warrants are accounted for as derivative liabilities if the stock warrants allow for cash settlement or provide for modification of the warrant exercise price in the event subsequent sales of common stock are at a lower price per share than the then-current warrant exercise price.  We classify derivative warrant liabilities on the balance sheet at fair value, and changes in fair value during the periods presented in the statement of operations, which is revalued at each balance sheet date subsequent to the initial issuance of the stock warrant.  Transactions involving our equity-classified and liability-classified stock warrants are summarized as follows:

			Weighted-
		Weighted-	average	Aggregate
		average	remaining	intrinsic
	Number of	exercise	contractual term	value (in
	shares	price	(in years)	thousands)

Outstanding at December 31, 2011	8,715,289	$2.39
Granted	314,366	$2.97
Exercised	(515,671)	$1.52
Forfeited	—	—

Outstanding at December 31, 2012	8,513,984	$2.47
Granted	4,376,228	$1.97
Exercised	(1,325,670)	$1.06
Forfeited	(1,347,945)	$1.52
Outstanding at December 31, 2013	10,216,597	$2.56	2.9	$48.0

Exercisable at December 31, 2013	10,216,597	$2.56	2.9	$48.0

During the year ended December 31, 2013, 325,670 warrants were exercised into an equivalent number of common shares for which we received approximately $404,000 in proceeds, and 1,000,000 warrants were exercised on a cashless basis into 537,722 common shares. During the year ended December 31, 2012, 515,671 warrants were exercised into an equivalent number of common shares. We received proceeds of $0.7 million from the exercise of the options.

The following table summarizes outstanding warrants to purchase common stock as of December 31, 2013:

		Weighted
		Average
	Number of	Exercise
	shares	price	Expiration
Equity–classified warrants
Issued to consultants	1,128,759	$2.28	February 2014 through January 2018
Issued pursuant to 2009 financings	1,455,516	$3.00	February 2014 through September 2014
Issued pursuant to 2010 financings	1,022,943	$3.38	January 2015 through May 2015
Issued pursuant to 2011 financings	1,936,785	$3.24	January 2016 through April 2016
Issued pursuant to 2012 financings	296,366	$3.00	December 2017
Issued pursuant to 2013 financings	4,376,228	$1.97	December 2017 through August 2023
	10,216,597

Equity-classified Warrants

During 2013, the Company did not issue any warrants to consultants to purchase shares of common stock. During 2012, the Company issued warrants to consultants to purchase 18,000 at a weighted-average fair value of $1.31 per share on the date of grant. Total stock-based compensation expense recognized for warrants issued to consultants using the straight-line method in the statement of losses for the year ended December 31, 2013 and 2012 was $2,000 and $14,000, respectively.

The following table summarizes weighted-average assumptions using the Black-Scholes option-pricing model used on the date of the equity-classified warrants issued for services for the year ended December 31, 2012:

Volatility	60.3%
Expected term (years)	4.7
Risk-free interest rate	0.7%
Dividend yield	None

During the first three months of 2013, in connection with multiple closings of the December 2012 offering, the Company issued an aggregate of 776,204 common stock purchase warrants, including: 686,420 pursuant to closings in January 2013 and March 2013; 18,410 to the placement agent; and 71,374 additional warrants issued to investors that participated in the December 2012 closing. All warrants were issued with an exercise price of $ 3.00 per share. In connection with our August 2013 offering, the Company issued an aggregate of 3,600,024 common stock purchase warrants, including: 3,333,356 issued to investors, and 266,668 to the placement agents. All warrants were issued with an exercise price of $ 1.75 per share. During the first three months of 2013, in connection with multiple closings of the December 2012 offering, the Company issued an aggregate of 776,204 common stock purchase warrants, including: 686,420 pursuant to closings in January 2013 and March 2013; 18,410 to the placement agent; and 71,374 additional warrants issued to investors that participated in the December 2012 closing. All warrants were issued with an exercise price of $ 3.00 per share. In connection with our August 2013 offering, the Company issued an aggregate of 3,600,024 common stock purchase warrants, including: 3,333,356 issued to investors, and 266,668 to the placement agents. All warrants were issued with an exercise price of $ 1.75 per share.

Liability-classified Warrants

The Company has assessed its outstanding equity-linked financial instruments and has concluded that certain of its common stock purchase warrants are subject to derivative accounting, as a result of certain anti-dilution provisions contained in the warrants. The fair value of these warrants was classified as a liability in the financial statements with the change in fair value during the periods presented recorded in the statement of operations. At December 31, 2013, all outstanding liability-classified warrants were either exercised or had expired.

The following table summarizes the calculated aggregate fair values for the warrant derivative liability using the Black-Scholes method based on the following assumptions (in thousands):

Fair value as of
December 31,
2012

Calculated aggregate value	$1,176
Exercise price per share of warrant	$1.50
Closing price per share of common stock	$2.20
Volatility	54.0%
Expected term (years)	0.5
Risk-free interest rate	0.11%
Dividend yield	0%

We have recorded a gain of $1.1 million and a loss of $1.0 million during the year ended December 31, 2013 and 2012, respectively, related to the change in fair value of the warrant derivative liability during that period, and for the expiration of such warrants during the year. In addition, we reclassified approximately $80,000 and $608,000 of the derivative liability as a result of approximately 242,000 and 437,000 warrants being exercised in 2013 and 2012, respectively.